Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Operating Segments and Geographic Information

15. Operating Segments and Geographic Information

Operating segments of the Company are consistent with its internal organizational structure, the manner in which its operations are reviewed and managed by its Chief Executive Officer, who is its Chief Operating Decision Maker (“CODM”), the manner in which the Company assesses operating performance and allocates resources, and the availability of separate financial information.

The Company had previously reported its results of operations under one operating segment. In 2015, the Company realigned new operating segments comprised of online game operations and mobile game operations. During the fiscal year of 2015, the Company’s CODM decided to begin to receive and analyze separate financial information of the operating segments in order to perform independent evaluations about its online game operations and mobile game operations and to make separate business decisions and, also to allocate resources for each segment. The nature of change is based on consideration about (i) recent focus on mobile game business due to significant growth of global mobile game market as well as (ii) gradually declining portion of online game revenues in total revenues.

The CODM does not review any information regarding total assets on an operating segment basis, and accordingly, no disclosure is made with respect thereto. Information on the operating segments and reconciliations of total net revenues and total segment operating income to consolidated net revenues from external customers and consolidated operating income for the years ended December 31, 2014, 2015, and 2016 are presented in the table below:

	2014		2015		2016
Segment net Revenues		(In millions of Korean Won)
Online games	~~W~~	22,153	~~W~~	18,147	~~W~~	36,354
Mobile games		15,649		15,350		14,003
Other		4,772		3,830		4,292
Elimination		(2,685)		(1,667)		(3,253)

Total	~~W~~	39,889	~~W~~	35,660	~~W~~	51,396

	2014		2015		2016
	(In millions of Korean Won)
Income (loss) from operations
Online games	~~W~~	(4,625)	~~W~~	(7,038)	~~W~~	11,157
Mobile games		(7,196)		(9,701)		(7,939)
Other		(386)		398		304
Elimination		378		(888)		(99)

Total	~~W~~	(11,829)	~~W~~	(17,229)	~~W~~	3,423

Geographic information for the years ended December 31, 2014, 2015 and 2016 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Taiwan and Hong Kong	~~W~~	2,315	~~W~~	2,763	~~W~~	16,705
Korea		19,469		18,189		14,770
Japan		8,511		7,781		9,274
United States of America		5,038		3,624		5,130
China		749		1,045		2,322
Thailand		1,283		958		2,262
Brazil		664		452		529
Europe		300		203		138
Russia		123		26		—
Other		1,437		619		266

	~~W~~	39,889	~~W~~	35,660	~~W~~	51,396

As of December 31, 2016, approximately 79%, 7% and 14% of the Company’s property, plant and equipment are located in Korea, the United States and Taiwan, respectively. As of December 31, 2015, approximately 86% and 14% of the Company’s property, plant and equipment are located in Korea and the United States, respectively.